Exhibit 99.1

Table for Form ABS-15G(Repurchase Reporting)(1) Citigroup Mortgage Loan Trust Inc.
Name of the Issuing Entity	CIK#	Check if Registered	Name of Originators(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Asset Pending Repurchase or Replacement (within cure period)(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust 2005-5	# 0001337790	x	Ameriquest Mortgage Company	3,470	$618,993,650.70	53.01%	1	$66,325.19	0.04%	1	$66,325.19	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Countrywide Home Loans, Inc.	161	$97,912,403.65	8.39%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			GreenPoint Mortgage Funding, Inc.	557	$183,752,257.71	15.74%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MortgageIT, Inc.	196	$68,734,054.95	5.89%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			National City Mortgage Co.	127	$52,838,119.86	4.53%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Quicken Loans Inc.,	4	$668,100.00	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	348	$144,751,311.03	12.40%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-5 TOTAL				4,863	$1,167,649,897.90	100.00%	1	$66,325.19	0.04%	1	$66,325.19	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-9	# 0001345792	x	Ameriquest Mortgage Company	2,492	$415,772,447.51	100.00%	1	$151,260.76	0.22%	1	$151,260.76	0.22%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-9 TOTAL				2,492	$415,772,447.51	100.00%	1	$151,260.76	0.22%	1	$151,260.76	0.22%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2014-C	N/A		ABN AMRO Mortgage Group Inc.	3	$745,961.48	0.53%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Aurora Bank FSB	1	$10,410.02	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Barclays Capital	2	$398,993.78	0.28%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Bayview Loan Servicing, LLC	7	$762,500.32	0.54%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Carrington	12	$2,191,447.16	1.55%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			CitiMortgage, Inc.	5	$1,241,398.28	0.88%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Credit Agricole	21	$4,622,578.33	3.28%	1	$84,412.99	0.08%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$84,412.99	0.08%	0	$0.00	0.00%
			CSMC	53	$12,063,348.31	8.55%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Lone Star Funds	59	$6,624,428.19	4.70%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MCM Capital Partners	22	$2,485,982.84	1.76%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MetLife	1	$199,198.56	0.14%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Neuberger Berman	67	$14,990,448.91	10.63%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Pennymac Corp.	142	$28,040,841.50	19.88%	1	$273,601.59	0.26%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$273,601.59	0.26%	0	$0.00	0.00%
			Roosevelt Management	5	$2,028,742.31	1.44%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Selene Finance LP	5	$855,717.03	0.61%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Servertis	102	$18,052,176.26	12.80%	1	$283,813.61	0.27%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$283,813.61	0.27%	0	$0.00	0.00%
			Two Harbors Investment Corp.	193	$38,458,455.09	27.27%	1	$220,139.99	0.21%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$220,139.99	0.21%	0	$0.00	0.00%
			Waterfall Asset Management	1	$143,732.36	0.10%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	62	$7,116,943.66	5.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2014-C TOTAL				763	$141,033,304.39	100.00%	4	$861,968.18	0.83%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$861,968.18	0.83%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2015-A	N/A		ABN AMRO Mortgage Group Inc.	5	$1,765,443.93	0.59%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Aurora Bank FSB	8	$911,983.26	0.31%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Barclays Capital	19	$5,565,918.11	1.87%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Bayview	24	$3,425,977.43	1.15%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Carrington	4	$338,148.26	0.11%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			CitiMortgage, Inc.	18	$4,150,172.94	1.40%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Credit Agricole	90	$16,634,247.14	5.60%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			CSMC	307	$97,056,062.12	32.66%	2	$629,425.74	0.35%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$629,425.74	0.35%	0	$0.00	0.00%
			Flagstar	1	$532,661.20	0.18%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Lone Star Funds	34	$4,744,304.73	1.60%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Neuberger Berman	1	$443,673.80	0.15%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Pennymac Corp.	32	$5,229,335.71	1.76%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Roosevelt Management	26	$11,709,438.81	3.94%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Selene Finance LP	1	$85,249.83	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			SunTrust Mortgage, Inc.	266	$120,625,200.79	40.59%	1	$520,180.36	0.29%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$520,180.36	0.29%	0	$0.00	0.00%
			Two Harbors Investment Corp.	47	$7,710,172.43	2.59%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Waterfall Asset Management	6	$637,509.40	0.21%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	105	$15,608,467.01	5.25%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2015-A TOTAL				994	$297,173,966.90	100.00%	3	$1,149,606.10	0.63%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$1,149,606.10	0.63%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2015-RP2	N/A		Aurora Bank FSB	3	$116,104.69	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Barclays Capital	2	$287,817.03	0.13%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Bayview	18	$2,167,990.95	0.99%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Carrington	9	$2,133,977.03	0.97%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			CitiMortgage, Inc.	5	$1,148,275.66	0.52%	1	$75,245.63	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$75,245.63	0.06%	0	$0.00	0.00%
			Credit Agricole	11	$2,593,523.34	1.18%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			CSMC	47	$13,990,915.02	6.37%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Flagstar	2	$1,018,476.89	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			FTN Financial	52	$18,029,889.53	8.20%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Lone Star Funds	25	$3,828,264.23	1.74%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MCM Capital Partners	2	$389,409.10	0.18%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Neuberger Berman	13	$2,940,154.00	1.34%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Pennymac Corp.	343	$85,091,552.44	38.72%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Roosevelt Management	12	$5,022,461.75	2.29%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Selene Finance LP	1	$26,020.87	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Servertis	101	$24,610,153.46	11.20%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			SunTrust Mortgage, Inc.	6	$1,426,777.02	0.65%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Two Harbors Investment Corp.	124	$32,896,326.25	14.97%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Waterfall Asset Management	1	$402,980.40	0.18%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	39	$21,661,308.31	9.86%	1	$66,850.09	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$66,850.09	0.05%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2015-RP2 TOTAL				816	$219,782,377.97	100.00%	2	$142,095.72	0.11%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$142,095.72	0.11%	0	$0.00	0.00%
Grand Total				9,928	$2,241,411,994.67	100.00%	11	$2,371,255.95	0.36%	2	$217,585.95	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	9	$2,153,670.00	0.33%	0	$0.00	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.